Shareholder Fees - FidelitySeriesCommodityStrategyFund-PRO	Sep. 28, 2024 USD ($)
FidelitySeriesCommodityStrategyFund-PRO | Fidelity Series Commodity Strategy Fund
Shareholder Fees:
(fees paid directly from your investment)	none